Revenues - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Time charter revenue	$ 316,553	$ 290,440	$ 351,006
Other income	4,126	4,953	13,044
Total	$ 320,679	$ 295,393	$ 364,050